Business (Details Narrative) - $ / shares	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 27, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued	23,838,416	22,809,666	22,688,416
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding	23,838,416	22,809,666	22,688,416
Contribution Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage				100.00%
Common Stock, Shares, Outstanding				22,668,416
Contribution Agreement [Member] | Post Merger Shares of B4MC Gold Mines Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued				22,668,416
Contribution Agreement [Member] | B4MC Gold Mines Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued				17,001,312
Common Stock, Par or Stated Value Per Share				$ 0.001
Equity Method Investment, Ownership Percentage				100.00%